Intangible asset, net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset, net

Note 5 - Intangible asset, net

On October 21, 2020, RLSP entered a purchase contract with the Ninbo government agent, Zhejiang Province, whereby the Company was assigned the land use rights, for 50 years useful life, located in Chunhun Street, in Fenghua city, Zhejiang Province, for a total purchase price of $2,064,554 (RMB 13,729,900 at exchange rate of 0.1504), the information of the land use rights is as followed:

Intangible asset, net consists of the following:

	September 30,	December 31,
	2024	2023
	(Unaudited)
Land use rights	$2,163,277	$2,138,833
Less: Accumulated amortization	(173,062)	(137,720)
Intangible asset, net	1,990,215	2,001,113

For the nine months ended September 30, 2024, the amortization of land use right was $32,928, and for the nine months ended September 30, 2023, $31,436 was capitalized under CIP, respectively. For the three months ended September 30, 2024, the amortization of land use right was $10,602, and for the three months ended September 30, 2023, $10,463 was capitalized under CIP, respectively.

Note 5 – Intangible asset, net

On October 21, 2020, RLSP purchased land use rights, for 50 years useful life, located in Chunhun Street, in Fenghua city, Zhejiang Province, for a total purchase price of $2,064,554 (RMB 13,729,900 at exchange rate of 0.1504), the information of the land use rights is as followed:

Intangible asset, net consists of the following:

	December 31,	December 31,
	2023	2022

Land use rights	$2,138,833	$2,201,040
Less: Accumulated amortization	(137,720)	(97,705)
Intangible asset, net	2,001,113	2,103,335

For the years ended December 31, 2023 and 2022, $42,906 and $46,039 amortization of land use rights were capitalized under CIP, respectively.